Key Management Compensation (Schedule of Key Management Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Key Management Compensation [abstract]
Salaries and short-term employee benefits	$ 1,873	$ 1,936
DSUs	174	140
Stock options	561	444
RSUs	533	418
Total	$ 3,141	$ 2,938